Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property plant and equipment, net consisted of the following:

	June 30, 2026	December 31, 2025
Rental vehicles	27,024,756	26,899,522
Furniture and fixtures	1,502,245	1,479,966
Leasehold improvements	944,368	879,092
Less: Accumulated depreciation	(27,960,774)	(26,604,770)
Total property and equipment	1,510,595	2,653,810

Schedule of Depreciation Expenses

The following table summarizes the depreciation expenses recorded in the unaudited interim condensed consolidated statements of operations and comprehensive loss for the periods ended June 30, 2026 and 2025:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Cost of revenues	460,501	630,856	1,091,734	1,446,749
General and administrative expenses	110,720	101,089	264,270	199,074
Total	571,221	731,945	1,356,004	1,645,823